Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net	Trade receivables, net:
	December 31,
	2023	2022

Open accounts	$574,425	$536,534
Checks receivable	14,695	15,260
Current maturities of long-term receivables	146,139	163,175
	735,259	714,969
Less - allowance for doubtful accounts(*)	14,251	12,242

Trade receivables, net	$721,008	$702,727
(*)	Bad debt expense, net for the years ended December 31, 2023, 2022 and 2021 was $4,532, $3,022 and $1,333 respectively.